Share-Based Payments - Schedule of Warrants (Details) - Warrants	6 Months Ended
	Jun. 30, 2021 kr / shares	Jun. 30, 2020 kr / shares
Number of warrants outstanding
Warrants granted at beginning of period	2,228,076	1,932,156
Warrants granted	63,809
Warrants forfeited	(7,566)	(45,216)
Warrants cancelled	(10,404)	(22,032)
Warrants granted at end of period	2,273,915	1,864,908
Weighted Average Exercise Price/Share (DKK)
Warrants granted at beginning of period, price per share	kr 1	kr 1
Warrants granted, price per share	1	1
Warrants forfeited, price per share	1	1
Warrants cancelled, price per share	1	1
Warrants granted at end of period, price per share	kr 1	kr 1